Related Party Transactions (FY)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Related Party Transactions [Abstract]
Related Party Transactions
Note 13. RELATED PARTY TRANSACTIONS

In 2014, the minority stockholders of Peck Electric Co., who sold the building that the Company occupies, lent the proceeds to the majority stockholders of Peck Electric Co. who contributed $400,000 of the net proceeds as paid in capital. At June 30, 2020 and December 31, 2020, the amount owed of $100,000 and $117,605, respectively, is included in the “due to stockholders” as there is a right to offset.

In May 2018, stockholders of the Company bought out a minority stockholder of Peck Electric Co. The Company advanced $250,000 for the stock purchase which is included in the “due from stockholders”. At June 30, 2020 and December 31, 2019, the amounts of $602,463 and $337,000, respectively, are included in the “due to stockholders” as there is a right to offset.

In 2019, the Company’s majority stockholder loaned $286,964 and $295,299 to the Company to help with cash flow needs and the amount is included in the “due to stockholders” at June 30, 2020 and December 31, 2019, respectively.

The Company was an S-corporation through June 20, 2019 and as a result, the taxable income of the Company is reported on the owner’s tax returns and they are taxed individually. As a result, the Company has accrued a distribution for taxes of $266,814 at June 30, 2020 and December 31, 2019, respectively, to the owners of Peck Electric Co. for the period during which the Company was an S-corporation, which is included in the “due to stockholders” value below.

The amounts below include amounts due to/from stockholders as of June 30, 2020 and December 31, 2019:

	June 30, 2020	December 31, 2019
Due to stockholders consists of unsecured notes to stockholders with interest at the mid-term AFR rate (2.08% at June 30, 2020).	$51,315	$342,718

14.	RELATED PARTY TRANSACTIONS

 In 2014, the minority stockholders of Peck Electric Co., who sold the building that the Company occupies, lent the proceeds to the majority stockholders of Peck Electric Co. who contributed $400,000 of the net proceeds as paid in capital. At December 31, 2019, the amount is included in the “due to stockholders” as there is a right to offset.

In May 2018, stockholders of the Company bought out a minority stockholder of Peck Electric Co. The Company advanced $250,000 for the stock purchase which is included in the “due from stockholders” at December 31, 2018. At December 31, 2019, the amount is included in the “due to stockholders” as there is a right to offset.

The Company’s majority stockholder loaned $295,299 to the Company to help with cash flow needs during the year ended December 31, 2019 which is included in the “due to stockholders”.

The Company was an S-corporation through June 20, 2019 and as a result, the taxable income of the Company is allocated pro-rata to each stockholder and is reported on the stockholder’s tax returns. As a result, the Company has accrued a distribution for taxes of $266,814 to the owners of Peck Electric Co. for the period during which the Company was an S-corporation, which is included in the “due to stockholders”.

The amounts below include amounts due to/from stockholders as of December 31, 2019 and December 31, 2018:

	2019	2018
Due from stockholders consists of unsecured notes from stockholders with interest 2.18%.	$0	$252,858

Due to stockholders consists of unsecured notes to stockholders with interest at the mid-term AFR rate (2.08% at December 31, 2019 ).	$342,718	$33,463